Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating activities:
Net income (loss)	$ 119.8	$ (68.4)	$ 16.5
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	200.4	237.9	225.0
Impairment charges	0.0	133.9	0.0
Amortization of deferred financing fees and debt discount	7.9	7.9	12.2
Amortization of pension credit from accumulated other comprehensive loss	(0.2)	(4.5)	(11.9)
Loss on extinguishment of debt	3.8	0.0	12.1
Gain on sale of property, plant and equipment	(11.3)	(0.7)	(2.8)
Deferred income taxes	11.7	(31.6)	(7.4)
Stock-based compensation expense	19.7	10.4	7.5
Other	(0.7)	(0.2)	0.8
Changes in operating assets and liabilities:
Trade accounts receivable, net	(58.5)	70.2	198.7
Inventories	(47.7)	42.0	82.3
Prepaid expenses and other current assets	(8.7)	40.1	(29.6)
Trade accounts payable	53.6	12.0	(104.1)
Pensions and other postretirement benefit liabilities	(51.8)	26.9	(52.0)
Other, net	44.6	(25.9)	8.7
Net cash provided by operating activities	282.6	450.0	356.0
Investing activities:
Purchases of property, plant and equipment	(82.7)	(90.1)	(145.0)
Proceeds from sale of property, plant and equipment	29.2	9.4	9.5
Purchases of businesses, net of cash acquired	(24.4)	(53.6)	(153.4)
Other	(1.2)	(1.7)	(5.5)
Net cash used by investing activities	(79.1)	(136.0)	(294.4)
Financing activities:
Proceeds from sale of common stock	0.0	0.0	765.3
Proceeds from the issuance of long-term debt	4,477.8	0.0	2,806.6
Payments on long-term debt and capital lease obligations	(4,585.7)	(178.2)	(3,547.8)
Short-term financing, net	(22.2)	(4.6)	(11.5)
Financing fees paid	(7.7)	0.0	(28.7)
Taxes paid related to net share settlements of stock-based compensation awards	(8.5)	0.0	(3.6)
Stock option exercises	36.5	16.9	3.0
Payment for Contingent Consideration Liability, Financing Activities	(3.7)	(0.4)	0.0
Other	1.1	(0.2)	(3.1)
Net cash used by financing activities	(112.4)	(166.5)	(19.8)
Effect of exchange rate changes on cash and cash equivalents	39.5	0.8	(59.7)
Net increase (decrease) in cash and cash equivalents	130.6	148.3	(17.9)
Cash and cash equivalents at beginning of period	336.4	188.1	206.0
Cash and cash equivalents at end of period	467.0	336.4	188.1
Cash paid during the period for:
Income taxes	29.9	14.9	38.2
Interest, net of capitalized interest	140.2	148.9	169.7
Non-cash activities:
Additions of property, plant and equipment included in trade accounts payable and other accrued expenses	7.4	11.5	10.1
Additions of property, plant and equipment under a capital lease obligation	$ 19.9	$ 29.6	$ 67.7